UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund: Royce Global Value Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 3/31/2016

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 107.9%

Australia – 1.6%
ALS	10,785	$32,986
Austal	78,100	93,693
Cochlear	5,000	392,090
Genworth Mortgage Insurance Australia	215,900	412,090
Imdex [1]	473,700	78,070
Platinum Asset Management	37,000	180,101
TFS Corporation [2]	143,945	171,029
Webjet	31,700	153,817

Total		1,513,876

Austria – 2.3%
Mayr-Melnhof Karton	13,500	1,620,654
Semperit AG Holding	11,000	425,575
UBM Development	2,200	81,084

Total		2,127,313

Belgium – 0.4%
Roularta Media Group [1]	3,400	89,951
Van de Velde	3,436	238,890

Total		328,841

Brazil – 2.4%
Brasil Brokers Participacoes [1]	205,000	116,307
CETIP - Mercados Organizados	98,000	1,094,294
OdontoPrev	200,000	634,100
T4F Entretenimento [1]	114,700	202,882
TOTVS	23,000	173,988

Total		2,221,571

Canada – 10.0%
Agnico Eagle Mines [3]	20,000	723,200
AirBoss of America	7,600	90,000
Altus Group	13,000	207,900
Cameco Corporation [3]	24,500	314,580
Cogeco Communications	1,500	79,992
Computer Modelling Group	108,000	843,211
Dream Global Real Estate Investment
Trust	12,300	82,489
Dundee Corporation Cl. A [1]	120,000	554,379
Enghouse Systems	2,500	101,232
Exco Technologies	5,800	66,988
Franco-Nevada Corporation [3]	10,200	626,076
Genworth MI Canada	75,000	1,767,661
Gluskin Sheff + Associates	23,000	326,206
goeasy	8,300	123,853
Intertape Polymer Group	8,400	120,365
Magellan Aerospace	22,900	287,407
Major Drilling Group International [1]	110,500	536,016
Morguard Real Estate Investment Trust	7,700	85,967
Morneau Shepell	15,000	198,999
Pan American Silver [3]	63,700	692,419
RDM Corporation	30,400	99,246
Solium Capital [1]	28,900	150,870
Sprott	280,600	548,777
TMX Group	14,000	505,563
Total Energy Services	5,200	48,046
Uni-Select	2,500	107,700

Total		9,289,142

China – 1.8%
China Lilang	122,700	75,132
Chinasoft International [1]	194,900	71,856
Daphne International Holdings [1]	1,383,000	183,631
Daqo New Energy ADR [1,3]	5,700	106,077
Noah Holdings ADR Cl. A [1,3]	16,700	415,496
Pacific Online	593,100	168,969
TravelSky Technology	345,000	566,598
Xtep International Holdings	205,800	111,690

Total		1,699,449

Cyprus – 0.2%
Globaltrans Investment GDR [1]	42,000	181,650

Total		181,650

Denmark – 3.0%
Chr. Hansen Holding	11,500	771,993
Coloplast Cl. B	7,500	568,298
Columbus	77,700	91,363
SimCorp	14,000	646,072
Zealand Pharma [1]	32,400	667,939

Total		2,745,665

Finland – 1.4%
BasWare [1]	1,600	69,730
Nokian Renkaat	18,000	635,358
Powerflute	70,300	82,542
Vaisala Cl. A	17,500	479,113

Total		1,266,743

France – 7.6%
aufeminin [1]	2,100	61,890
Cegedim [1]	2,500	72,541
Chargeurs	7,700	77,367
Gaztransport Et Technigaz	9,000	294,534
HighCo	9,700	98,124
Interparfums	16,000	417,291
Lectra	6,100	88,708
Manutan International	8,100	431,816
Neurones	25,950	528,560
Nexity	16,500	859,817
Prodware	3,800	26,376
Rothschild & Co	33,000	815,977
Thermador Groupe	7,800	727,801
Vetoquinol	33,500	1,387,174
Virbac	6,600	1,147,174

Total		7,035,150

Germany – 6.1%
ADLER Real Estate [1]	11,400	148,660
Allgeier SE	4,300	78,777
Balda	27,200	80,472
Bertrandt	10,000	1,147,572
Carl Zeiss Meditec	17,500	540,446
CompuGroup Medical	15,000	634,095
Fielmann	7,000	531,285
KUKA	8,000	837,767
KWS Saat	1,900	619,956
Leifheit	1,400	82,775
LPKF Laser & Electronics [1]	15,500	117,201
msg life [1]	27,700	65,876
mutares	8,000	137,913
PNE Wind	37,500	77,662
STRATEC Biomedical	8,000	387,933
Tomorrow Focus [1]	29,000	90,748
VIB Vermoegen	4,700	92,469
XING	300	55,012

Total		5,726,619

Greece – 0.4%
Aegean Marine Petroleum Network	5,000	37,850
Hellenic Exchanges - Athens Stock
Exchange	28,000	158,350
Sarantis	7,244	69,983
StealthGas [1,3]	17,000	60,010

Total		326,193

Hong Kong – 4.2%
Anxin-China Holdings [1,2]	2,500,000	18,692
China Metal International Holdings	430,000	124,166
First Pacific	180,000	134,582
I.T	438,500	105,706
Le Saunda Holdings	295,460	61,321
Luk Fook Holdings (International)	120,100	272,794
Midland Holdings [1]	1,400,000	436,747
New World Department Store China	1,559,700	205,082
Oriental Watch Holdings	2,223,000	272,239
Pico Far East Holdings	1,053,300	281,066
Samson Holding	589,100	70,625
Television Broadcasts	81,000	292,368
Texwinca Holdings	302,000	294,317
Value Partners Group	1,080,000	1,134,666
VST Holdings	366,600	84,593
YGM Trading	169,400	105,038

Total		3,894,002

India – 1.8%
Bajaj Finance	11,000	1,148,130
Kewal Kiran Clothing	6,500	176,677
Manappuram Finance	175,000	92,227
Persistent Systems	7,600	87,221
Videocon d2h ADR [1]	27,400	201,664

Total		1,705,919

Indonesia – 0.1%
Supra Boga Lestari [1]	3,945,000	118,112

Total		118,112

Ireland – 0.6%
Ardmore Shipping [3]	18,500	156,325
Irish Continental Group	15,900	98,605
Keywords Studios	75,000	228,902
Trinity Biotech ADR Cl. A [1]	10,000	116,600

Total		600,432

Israel – 0.2%
Nova Measuring Instruments [1,3,4]	18,200	189,462

Total		189,462

Italy – 2.1%
Azimut Holding	25,000	576,061
De’Longhi	25,000	568,950
DiaSorin	14,000	808,478

Total		1,953,489

Japan – 14.0%
CRE	9,400	207,469
Daifuku	4,400	74,164
Eiken Chemical	4,000	83,735
FamilyMart	8,200	426,230
GCA Savvian	14,900	156,752
Horiba	20,000	746,368
Leopalace21 Corporation	29,400	177,636
Meitec Corporation	33,700	1,178,280
MISUMI Group	81,800	1,170,908
Nihon Kohden	28,000	696,113
Omron Corporation	12,500	372,073
Poletowin Pitcrew Holdings	11,300	95,484
Pressance Corporation	2,800	107,228
Relo Holdings	9,800	1,313,981
Santen Pharmaceutical	102,000	1,534,373
Shimano	9,100	1,426,309
SPARX Group	76,100	154,168
Sun Frontier Fudousan	14,700	148,378
Takara Leben	13,000	76,929
Tenpos Busters	3,900	66,672
Trancom	17,600	1,030,557
Trend Micro	20,000	732,152
USS	65,000	1,038,429
Zuiko Corporation	2,100	71,371

Total		13,085,759

Malaysia – 0.4%
CB Industrial Product Holding	141,000	82,038
Kossan Rubber Industries	53,200	82,496
Media Prima	199,500	74,656
Scientex	28,400	94,339

Total		333,529

Mexico – 0.9%
Bolsa Mexicana de Valores	250,000	428,601
Consorcio ARA SAB de CV	393,300	147,284
Fresnillo	15,000	205,204
Grupo SIMEC Ser. B [1]	33,100	90,427

Total		871,516

Netherlands – 0.0%
Constellium Cl. A [1]	5,500	28,545

Total		28,545

New Zealand – 0.9%
Fisher & Paykel Healthcare	75,000	508,032
New Zealand Refining	35,000	74,995
Trade Me Group	83,000	253,859

Total		836,886

Norway – 1.3%
Ekornes	45,000	498,961
Kongsberg Automotive [1]	134,500	117,031
Medistim	13,000	75,411
Nordic Semiconductor [1]	53,000	295,145
TGS-NOPEC Geophysical	15,000	228,951

Total		1,215,499

Philippines – 0.2%
Universal Robina	45,000	211,880

Total		211,880

Poland – 0.4%
Warsaw Stock Exchange	33,000	346,698

Total		346,698

Singapore – 1.4%
ARA Asset Management	900,000	781,244
Asian Pay Television Trust	202,600	84,175
XP Power	20,100	461,898

Total		1,327,317

South Africa – 1.5%
Cashbuild	17,500	384,049
Coronation Fund Managers	59,000	293,327
JSE	15,000	151,384
Net 1 UEPS Technologies [1]	10,500	96,600
PSG Group	36,500	495,690

Total		1,421,050

South Korea – 0.6%
Eugene Technology	12,336	151,557
Huvis Corporation	6,400	49,752
ISC	2,609	58,403
Koh Young Technology	5,000	178,384
Samjin Pharmaceutical	3,300	73,872

Total		511,968

Spain – 0.1%
Atento [1,3]	14,100	115,479

Total		115,479

Sweden – 1.3%
Addtech Cl. B	27,000	372,494
Bravida Holding [1]	60,000	441,598
Doro [1]	8,000	73,168
Dustin Group	21,200	154,073
OEM International Cl. B	6,763	109,131
Proact IT Group	4,700	72,947

Total		1,223,411

Switzerland – 7.0%
Belimo Holding	200	542,250
Burckhardt Compression Holding	2,150	737,312
Burkhalter Holding	4,500	598,097
dorma+kaba Holding	800	511,258
Forbo Holding	675	817,820
Inficon Holding	1,700	561,333
LEM Holding	1,000	847,590
Partners Group Holding	1,600	643,128
VZ Holding	4,925	1,300,972

Total		6,559,760

Taiwan – 0.9%
Chipbond Technology	40,600	65,598
Flytech Technology	32,780	112,546
Kinik Company	48,500	79,869
Lumax International	87,400	125,462
Shih Her Technologies	85,600	96,281
Sporton International	19,800	101,203
Taiwan Paiho	47,200	141,377
UDE Corporation	85,500	86,871

Total		809,207

Turkey – 0.5%
Mardin Cimento Sanayii	300,000	483,356

Total		483,356

United Arab Emirates – 0.7%
Aramex	750,000	692,213

Total		692,213

United Kingdom – 16.1%
Ashmore Group	169,000	698,080
Avon Rubber	6,600	76,261
Berendsen	40,000	691,123
BGEO Group	2,700	78,643
BrainJuicer Group	9,400	43,000
Character Group	11,400	79,001
Clarkson	45,600	1,453,944
Communisis	113,200	77,227
Computacenter	9,000	108,581
Connect Group	50,000	114,182
Consort Medical	92,500	1,428,170
Conviviality	24,000	81,005
Diploma	40,000	426,853
dotdigital group	178,100	113,190
e2v technologies	150,000	463,190
Elementis	175,000	601,717
Exova Group	175,000	401,521
FDM Group Holdings	60,000	498,091
Fidessa Group	20,000	701,464
Finsbury Food Group	84,600	139,733
Inspired Energy	337,600	66,065
ITE Group	325,000	686,168
Jupiter Fund Management	108,000	634,885
Micro Focus International	4,400	99,216
Norcros	56,860	135,564
Pendragon	206,800	108,411
Polypipe Group	117,000	536,387
Real Estate Investors	99,300	88,424
Rotork	89,000	233,666
Senior	130,000	425,891
Spirax-Sarco Engineering	28,989	1,515,530
Stallergenes Greer [1]	10,800	341,643
Trifast	71,200	129,871
Vertu Motors	66,300	60,705
Victrex	30,000	710,082
Xaar	115,000	805,197
Zeal Network	2,500	118,057

Total		14,970,738

United States – 13.5%
Brooks Automation [3]	18,100	188,240
Century Casinos [1]	22,400	137,984
Commercial Metals [3]	42,000	712,740
Diebold [3]	28,800	832,608
Diodes [1,3]	20,500	412,050
EnerSys [3]	11,000	612,920
Expeditors International of Washington [3]	10,000	488,100
FLIR Systems [3]	14,100	464,595
Greif Cl. A [3]	8,700	284,925
Hallador Energy [3]	18,600	85,002
Innospec [3]	12,457	540,136
KBR [3]	59,200	916,416
Kirby Corporation [1,3]	11,100	669,219
Nanometrics [1,3]	44,500	704,880
National Instruments [3]	19,000	572,090
Oaktree Capital Group LLC Cl. A	5,700	281,181
Quaker Chemical [3]	8,400	712,824
Rogers Corporation [1,3]	6,000	359,220
Schnitzer Steel Industries Cl. A [3]	19,100	352,204
SEACOR Holdings [1,3]	6,000	326,700
SEI Investments [3]	15,000	645,750
Sensient Technologies [3]	9,500	602,870
Stifel Financial [1,3]	18,500	547,600
Sun Hydraulics [3]	15,139	502,463
Tennant Company [3]	11,600	597,168

Total		12,549,885

TOTAL COMMON STOCKS
(Cost $104,400,051)		100,518,324

REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corporation, 0.03% dated 3/31/16, due 4/1/16, maturity value $1,530,001 (collateralized by obligations of various U.S. Government Agencies, 3.125% due 5/15/21, valued at $1,564,502) (Cost $1,530,000)		1,530,000

TOTAL INVESTMENTS – 109.5%
(Cost $105,930,051)		102,048,324

LIABILITIES LESS CASH
AND OTHER ASSETS – (9.5)%		(8,844,911)

NET ASSETS – 100.0%		$93,203,413

[1]	Non-income producing.
[2]
Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[3]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2016. Total market value of pledged securities at March 31, 2016, was $14,526,733.

[4]	At March 31, 2016, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $94,731.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $106,663,415. At March 31, 2016, net unrealized depreciation for all securities was $4,615,091, consisting of aggregate gross unrealized appreciation of $8,850,606 and aggregate gross unrealized depreciation of $13,465,697. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
 Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$100,328,603	$ –	$189,721	$100,518,324
Cash Equivalents	–	1,530,000	–	1,530,000

For the three months ended March 31, 2016, certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $71,473,485 and $171,029 were transferred from Level 2 to Level 1 and Level 3, respectively, within the fair value hierarchy.

Level 3 Reconciliation:

			Unrealized
	Balance as of 12/31/15	Transfers In	Gain (Loss)	Balance as of 3/31/16

Common Stocks	$18,710	$171,029	$(18)	$189,721

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2016 is overnight and continuous.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of March 31, 2016, the Fund has outstanding borrowings of $8,000,000. During the period ended March 31, 2016, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: May 20, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Global Value Trust, Inc.
Date: May 20, 2016